Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Investment properties	$ 64,613	$ 72,610
Equity accounted investments	20,807	19,719
Property, plant and equipment	5,623	5,235
Goodwill	832	1,080
Intangible assets	964	982
Other non-current assets	3,578	3,177
Loans and notes receivable	152	139
Total non-current assets	96,569	102,942
Current assets
Loans and notes receivable	73	77
Accounts receivable and other	2,276	1,871
Cash and cash equivalents	2,576	2,473
Total current assets	4,925	4,421
Assets held for sale	10,510	588
Total assets	112,004	107,951
Non-current liabilities
Debt obligations	38,579	41,263
Capital securities	3,024	2,384
Other non-current liabilities	1,499	1,703
Deferred tax liabilities	3,250	2,858
Total non-current liabilities	46,352	48,208
Current liabilities
Debt obligations	13,742	13,074
Capital securities	61	649
Accounts payable and other liabilities	3,762	4,101
Total current liabilities	17,565	17,824
Liabilities associated with assets held for sale	3,082	396
Total liabilities	66,999	66,428
Equity
Limited partners	8,805	11,709
General partner	4	4
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	15,736	12,249
Limited partnership units of Brookfield Office Properties Exchange LP	0	73
FV LTIP units of the Operating Partnership	55	52
Class A shares of Brookfield Properties Retail Holding LLC (“BPYU”)	0	1,050
Interests of others in operating subsidiaries and properties	19,706	15,687
Total equity	45,005	41,523
Total liabilities and equity	112,004	107,951
Preferred equity
Equity
Preferred equity	$ 699	$ 699